Long-Term Time Deposits and Held-to-Maturity Investments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 7,962	$ 1,091	¥ 8,009	¥ 6,245
Long Term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 2,900	$ 391	¥ 1,300	¥ 585